CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,476)	$ 48,026	$ 38,492
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1,067	659	537
Amortization of intangible assets	1,043	665
Allowance for doubtful accounts	5,622	937	990
Impairment on cost method investments			1,810
Share-based compensation	2,214	3,069	2,499
Deferred tax assets	(66)	125
Non-monetary revenue transactions		(96)	(319)
Loss on disposals of fixed assets	17	473
Changes in fair value of consideration payable	(654)
Impairment on call option	345
Share of earnings from equity method investees	(350)	(2)
Changes in operating assets and liabilities:
Accounts and notes receivables	31,141	(60,388)	(20,181)
Prepaid expenses, deposits and other current assets	12,868	(34,696)	(38,654)
Other non-current assets	(2,347)
Amounts due from related parties	1,300	(865)	(2,423)
Accounts payable	(24,569)	39,977	8,275
Advances from customers	(29,483)	24,334	25,620
Accrued expenses and other current liabilities	(4,166)	2,342	7,252
Amounts due to related parties	8,787	(424)	(457)
Net cash (used in) provided by operating activities	293	24,138	23,441
Cash flows from investing activities:
Acquisition of fixed assets	(4,345)	(3,220)	(919)
Investment in equity method entities	(1,124)	(1,210)
Acquisition of ClickPro (net of cash acquired of US$373)		(1,111)
Proceeds from disposal of Zhizhonghe, a cost method investment (Note 9)		77
Proceeds from acquisition of Posterscope and Vizeum (net of cash acquired of US$4,114)			3,586
Net cash provided by (used in) investing activities	(5,469)	(5,464)	2,667
Cash flows from financing activities:
Distributions paid to shareholders	(12,556)	(5,829)	(14,455)
Proceeds from option exercise	381	186	374
Repurchase of ordinary shares	(5,825)	(1,906)
Series A preferred share redemption			(41,363)
Proceeds from issuance of ordinary shares to Aegis Media (net of issuance cost of US$350) (Note 16)			49,278
Payments of shareholder loan			(19,560)
Payments of deferred consideration for acquisition of Clickpro	(853)		350
Proceeds from Initial Public Offering			69,023
Payments of IPO expenses			(3,244)
Contribution of noncontrolling interest of Guozhi (Note 2)	156
Net cash provided by (used in) financing activities	(18,697)	(7,549)	40,053
Effect of exchange rates on cash and cash equivalents	1,056	4,961	2,422
Net increase (decrease) in cash and cash equivalents	(22,817)	16,086	68,583
Cash and cash equivalents at the beginning of the year	139,406	123,320	54,737
Cash and cash equivalents at the end of the year	116,589	139,406	123,320
Supplementary disclosure of cash flow information
Income taxes paid	1,908	1,543	364
Interest expense paid			488
Non-cash investing and financing activities
Payable for investment in Wasu digital	201	199
Payable for acquisition of ClickPro	3,834	5,289
Conversion of preferred shares to common shares upon IPO			19,428
Issuance of shareholder loan to acquire common shares			19,560
Accrued offering cost			$ 532